Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following table disaggregates the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024

Switzerland	$457	$232	$852	$525
France	2,716	2,538	5,330	5,084
Italy	2,784	2,247	5,314	4,693
Spain	1,631	1,557	3,048	2,968
Rest of EMEA	5,777	4,616	11,288	8,923
EMEA	$13,365	$11,190	$25,832	$22,193

United States	$2,660	$2,453	$5,140	$4,901
Rest of NORAM	626	427	1,201	959
NORAM	$3,286	$2,880	$6,341	$5,860

LATAM	$449	$820	$1,415	$1,602

APAC	$1,223	$918	$2,514	$1,932
Total revenue	$18,323	$15,808	$36,102	$31,587

Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
SOPHiA DDM Platform	$17,880	$15,300	$35,225	$30,718
Workflow equipment and services	443	508	877	869
Total revenue	$18,323	$15,808	$36,102	$31,587